Financial and capital risk management - Protection programs for the R and EUR denominated debt instruments and other liabilities (Details) $ in Thousands, € in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 EUR (€)
Derivative financial instruments.
Financial settlement inflows (outflows)	$ (197,000)	$ (34,000)	$ (324,000)
CDI vs US$ fixed rate swap
Derivative financial instruments.
Notional amount | R$					R$ 9,445
Receivable | R$				R$ 8,142
Payable	$ 1,906,000	2,213,000
Average receivable rate	100.40%			100.40%
Average payable rate	2.54%			2.54%
Fair value of liabilities	$ (461,000)	(473,000)
Financial settlement inflows (outflows)	(65,000)
Value at risk	40,000
CDI vs US$ fixed rate swap | 2022.
Derivative financial instruments.
Fair value of liabilities	(105,000)
CDI vs US$ fixed rate swap | 2023.
Derivative financial instruments.
Fair value of liabilities	(64,000)
CDI vs US$ fixed rate swap | 2022+
Derivative financial instruments.
Fair value of liabilities	(292,000)
TJLP vs. US$ fixed rate swap
Derivative financial instruments.
Notional amount | R$					1,651
Receivable | R$				R$ 1,192
Payable	$ 320,000	460,000
Average receivable rate	1.10%			1.10%
Average payable rate	3.19%			3.19%
Fair value of liabilities	$ (130,000)	(163,000)
Financial settlement inflows (outflows)	(52,000)
Value at risk	6,000
TJLP vs. US$ fixed rate swap | 2022.
Derivative financial instruments.
Fair value of liabilities	(46,000)
TJLP vs. US$ fixed rate swap | 2023.
Derivative financial instruments.
Fair value of liabilities	(13,000)
TJLP vs. US$ fixed rate swap | 2022+
Derivative financial instruments.
Fair value of liabilities	(71,000)
RD fixed rate vs. USD fixed rate swap
Derivative financial instruments.
Notional amount | R$					2,512
Receivable | R$				R$ 5,730
Payable	$ 1,084,000	621,000
Average receivable rate	3.82%			3.82%
Average payable rate	1.58%			1.58%
Fair value of liabilities	$ 62,000	(111,000)
Financial settlement inflows (outflows)	(87,000)
Value at risk	22,000
RD fixed rate vs. USD fixed rate swap | 2022.
Derivative financial instruments.
Fair value of liabilities	(51,000)
RD fixed rate vs. USD fixed rate swap | 2023.
Derivative financial instruments.
Fair value of liabilities	(6,000)
RD fixed rate vs. USD fixed rate swap | 2022+
Derivative financial instruments.
Fair value of liabilities	(5,000)
IPCA vs. USD fixed rate swap
Derivative financial instruments.
Notional amount | R$					2,363
Receivable | R$				R$ 1,508
Payable	$ 373,000	622,000
Average receivable rate	4.54%			4.54%
Average payable rate	3.88%			3.88%
Fair value of liabilities	$ (118,000)	(173,000)
Financial settlement inflows (outflows)	(57,000)
Value at risk	8,000
IPCA vs. USD fixed rate swap | 2022.
Derivative financial instruments.
Fair value of liabilities	(5,000)
IPCA vs. USD fixed rate swap | 2023.
Derivative financial instruments.
Fair value of liabilities	(13,000)
IPCA vs. USD fixed rate swap | 2022+
Derivative financial instruments.
Fair value of liabilities	$ (100,000)
IPCA vs. CDI swap
Derivative financial instruments.
Notional amount | R$					694
Receivable | R$				R$ 769
Payable | R$				R$ 1,350	550
Average receivable rate	6.63%			6.63%
Average payable rate	98.76%			98.76%
Fair value of liabilities	$ 40,000	45,000
Financial settlement inflows (outflows)	7,000
IPCA vs. CDI swap | 2022.
Derivative financial instruments.
Fair value of liabilities	$ 40,000
EUR fixed rate vs. US$ fixed rate swap
Derivative financial instruments.
Notional amount | €						€ 500
Payable		613,000
Average receivable rate	0.00%			0.00%
Average payable rate	0.00%			0.00%
Fair value of liabilities		(1,000)
Financial settlement inflows (outflows)	$ (29,000)
Forward
Derivative financial instruments.
Payable | R$				R$ 6,013	R$ 916
Average payable rate	5.57%			5.57%
Fair value of liabilities	$ (4,000)	$ (1,000)
Financial settlement inflows (outflows)	15,000
Value at risk	20,000
Forward | 2022.
Derivative financial instruments.
Fair value of liabilities	15,000
Forward | 2023.
Derivative financial instruments.
Fair value of liabilities	(9,000)
Forward | 2022+
Derivative financial instruments.
Fair value of liabilities	$ (10,000)